Segall Bryant & Hamill All Cap Fund
SUMMARY SECTION Segall Bryant & Hamill All Cap Fund
Investment Objective
The investment objective of the Segall Bryant & Hamill All Cap Fund (the “Fund” or “All Cap Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill All Cap Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	25.00
Retirement account fees (annual maintenance fee)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill All Cap Fund Shares
Management fees		0.85%
Distribution (Rule 12b-1) fees		none
Other expenses (includes shareholder service fees of 0.08%)		1.79%
Total annual fund operating expenses		2.64%
Fees waived and/or expenses reimbursed	[1]	(1.54%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.10%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill All Cap Fund Shares	112	674	1,262	2,859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period July 31, 2013 (commencement date) to June 30, 2014, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies of any size, including small and mid-capitalization companies. The Fund will primarily invest in common stock of companies traded on U.S. exchanges with market capitalization in excess of $1 billion. The Fund intends to invest in a portfolio of securities typically spread across many economic sectors. The Fund’s advisor invests the Fund’s assets opportunistically based on market information and is not constrained by investment style parameters.

The Fund’s advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the advisor believes have superior growth potential and are trading at a discount to the advisor’s estimate of the companies’ intrinsic value. The advisor’s investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (evaluation of financial data), fundamental analysis and experienced judgment, the advisor seeks to identify companies that have historically generated, or are positioned to generate, superior returns on investments.

The advisor generally will sell a security when one or more of the following occurs, among other reasons: 1) the advisor’s estimate of full valuation is realized; 2) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); 3) there is change in a company’s underlying fundamentals; or 4) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY SECTION Segall Bryant & Hamill Small Cap Value Fund
Investment Objective
The investment objective of the Segall Bryant & Hamill Small Cap Value Fund (the “Fund” or “Small Cap Value Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Segall Bryant & Hamill Small Cap Value Fund Segall Bryant & Hamill Small Cap Value Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	25.00
Retirement account fees (annual maintenance fee)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Segall Bryant & Hamill Small Cap Value Fund Segall Bryant & Hamill Small Cap Value Fund Shares
Management fees		0.95%
Distribution (Rule 12b-1) fees		none
Other expenses (includes shareholder service fees of 0.08%)		1.26%
Total annual fund operating expenses		2.21%
Fees waived and/or expenses reimbursed	[1]	(1.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.20%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Segall Bryant & Hamill Small Cap Value Fund Segall Bryant & Hamill Small Cap Value Fund Shares	122	594	1,092	2,465

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period July 31, 2013 (commencement date) to June 30, 2014, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. The Fund will primarily invest in common stock. The Fund considers small capitalization companies to be companies with capitalization within the range of the capitalization of those companies included in the Russell 2000 Value Index at the time of purchase. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies. As of June 30, 2014, the market capitalization of companies included in the Russell 2000 Value Index was between $107 million and $4.5 billion. The size of companies in the Russell 2000 Value Index changes with market conditions. In addition, changes to the composition of the Russell 2000 Value Index can change the market capitalization range of companies in the Russell 2000 Value Index and, therefore, the market capitalization range of companies in which the Fund invests. The Russell 2000 Value Index is reconstituted annually, typically on June 30 of each year, to seek to ensure that stocks of larger companies do not distort the performance and characteristics of the Index and that the represented companies continue to reflect value characteristics. The Fund is not limited to the stocks included in the Russell 2000 Value Index.

The advisor’s investment process is driven by a combination of quantitative analysis (evaluation of financial data), fundamental analysis and experienced judgment. The advisor seeks to invest in companies the stocks of which are the advisor believes trading below the advisor’s estimate of their intrinsic values. The advisor searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.

The advisor generally will sell a security when one or more of the following occurs, among other reasons:(1) the Advisor’s estimate of full valuation is realized; (2) the Fund’s position in a company becomes over-weighted due to appreciation; (3) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); (4) there is change in a company’s underlying fundamentals; or (5) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small Cap Company Risk: The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.